Fair Value of Financial Instruments and Derivatives Instuments, detail 4 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Derivative [Line Items]
Notional Amount of Derivatives	$ 382,232		$ 505,826
Marindou | Finished Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Jan. 14, 2008
Derivative, Maturity Date	Jan. 14, 2013
Derivative, Fixed Interest Rate	3.95%	[1]
Notional Amount of Derivatives	0		25,759
Marindou | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Jan. 14, 2013
Derivative, Maturity Date	Jan. 16, 2018
Derivative, Fixed Interest Rate	1.60%	[2]
Notional Amount of Derivatives	28,500		28,500
Petra | Finished Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Feb. 19, 2008
Derivative, Maturity Date	Jan. 18, 2013
Derivative, Fixed Interest Rate	2.885%	[1]
Notional Amount of Derivatives	0		28,271
Petra | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Jan. 18, 2013
Derivative, Maturity Date	Jan. 18, 2018
Derivative, Fixed Interest Rate	0.98%	[2]
Notional Amount of Derivatives	14,000		0
Maxdodeka | Finished Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Feb. 01, 2010
Derivative, Maturity Date	Feb. 01, 2013
Derivative, Fixed Interest Rate	3.91%	[2]
Notional Amount of Derivatives	0		30,600
Marinouki | Finished Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Mar. 19, 2008
Derivative, Maturity Date	Mar. 05, 2013
Derivative, Fixed Interest Rate	2.73%	[1]
Notional Amount of Derivatives	0		26,051
Marinouki | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Mar. 05, 2013
Derivative, Maturity Date	Mar. 05, 2018
Derivative, Fixed Interest Rate	1.48%	[2]
Notional Amount of Derivatives	24,297		25,174
Pemer | Finished Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Mar. 07, 2008
Derivative, Maturity Date	Mar. 07, 2013
Derivative, Fixed Interest Rate	2.745%	[1]
Notional Amount of Derivatives	0		28,268
Pemer | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Jun. 07, 2013
Derivative, Maturity Date	Mar. 07, 2018
Derivative, Fixed Interest Rate	0.9475%	[2]
Notional Amount of Derivatives	14,000		0
Avstes | Finished Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Apr. 25, 2008
Derivative, Maturity Date	Apr. 18, 2013
Derivative, Fixed Interest Rate	3.89%	[1]
Notional Amount of Derivatives	0		25,684
Avstes | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Jul. 18, 2013
Derivative, Maturity Date	Apr. 18, 2018
Derivative, Fixed Interest Rate	1.35%	[2]
Notional Amount of Derivatives	14,000		0
Eniadefhi | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Apr. 01, 2009
Derivative, Maturity Date	Feb. 12, 2014
Derivative, Fixed Interest Rate	3.35%	[1]
Notional Amount of Derivatives	34,875		37,125
Eniaprohi | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Nov. 14, 2011
Derivative, Maturity Date	Nov. 13, 2014
Derivative, Fixed Interest Rate	1.40%	[2]
Notional Amount of Derivatives	33,328		35,552
Soffive | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Nov. 20, 2011
Derivative, Maturity Date	Nov. 20, 2014
Derivative, Fixed Interest Rate	1.35%	[2]
Notional Amount of Derivatives	32,400		34,800
Staloudi | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Jan. 09, 2012
Derivative, Maturity Date	Jan. 07, 2015
Derivative, Fixed Interest Rate	1.45%	[2]
Notional Amount of Derivatives	38,400		42,040
Maxpente | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Jan. 31, 2011
Derivative, Maturity Date	Jan. 31, 2015
Derivative, Fixed Interest Rate	1.22%	[2]
Notional Amount of Derivatives	33,900		36,400
Marathassa | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Nov. 23, 2012
Derivative, Maturity Date	Nov. 21, 2015
Derivative, Fixed Interest Rate	1.95%	[2]
Notional Amount of Derivatives	13,305		14,935
Kerasies | Finished Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Dec. 14, 2010
Derivative, Maturity Date	Dec. 14, 2015
Derivative, Fixed Interest Rate	1.65%	[2]
Notional Amount of Derivatives	28,798		30,932
Pelea | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Dec. 15, 2011
Derivative, Maturity Date	Dec. 14, 2016
Derivative, Fixed Interest Rate	2.05%	[2]
Notional Amount of Derivatives	32,962		34,935
Maxdekatria | Finished Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Sep. 28, 2012
Derivative, Maturity Date	Sep. 28, 2017
Derivative, Fixed Interest Rate	0.90%	[2]
Notional Amount of Derivatives	20,800		20,800
Shikoku | Finished Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date	Aug. 28, 2013
Derivative, Maturity Date	Aug. 28, 2018
Derivative, Fixed Interest Rate	1.25%	[2]
Notional Amount of Derivatives	$ 18,667		$ 0

[1]	Under these swap transactions, the bank effects semi-annual floating-rate payments to the Company for the relevant amount based on the six-month USD LIBOR, and the Company effects semi-annual payments to the bank on the relevant amount at the respective fixed rates.
[2]	Under these swap transactions, the bank effects quarterly floating-rate payments to the Company for the relevant amount based on the three-month U.S. USD LIBOR, and the Company effects quarterly payments to the bank on the relevant amount at the respective fixed rates.